Assets held for sale and Discontinued operations (Details 3) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of assets held for sale and discontinued operations [Line Items]
Net income	R$ 18,898	R$ 491,571	R$ 191,501
Other adjustments to reconcile profit (loss)	(34,624)	0	0
Cash flows from (used in) operating activities	3,028,446	3,393,536	3,518,476
Cash flows from investing activities	(1,759,364)	(5,739,414)	(3,135,091)
Issue of Debentures	(5,000,000)	(3,920,000)	(2,900,000)
Payments of principal - debentures	(3,317,499)	(1,079,912)	(1,193,910)
Payments of lease liabilities, classified as financing activities	(69,583)	(70,949)	(69,293)
Dividends paid to non-controlling interests		(33,695)
Cash flows from financing activities	R$ (2,300,671)	803,856	2,696,572
Compagas and UEGA [Member]
Disclosure of assets held for sale and discontinued operations [Line Items]
Net income		21,226	191,501
Other adjustments to reconcile profit (loss)		39,476	(12,547)
Dividends and interest on equity received		36,868	0
Changes in assets and liabilities		(57,434)	14,108
Debentures - interest due and paid		(25,051)	(10,423)
Cash advances and loans made to related parties		2,763	0
Taxes and charges paid		(14,228)	(57,165)
Cash flows from (used in) operating activities		3,620	125,474
Financial investments		(111)	(144)
Cash receipts from repayment of advances and loans made to related parties		49,500	0
Additions to contract assets, property, plant and equipment and intangible assets		(25,659)	(35,380)
Receipt for alienation		584,983	0
Cash flows from investing activities		608,713	(35,524)
Issue of Debentures		0	294,045
Issue of loans and financing		59,935	0
Payments of principal - debentures		(55,313)	(18,437)
Payments of lease liabilities, classified as financing activities		(2,338)	(3,041)
Dividends paid to non-controlling interests		(11,940)	(195,890)
Cash flows from financing activities		(9,656)	76,677
Changes in cash and cash equivalents		R$ 602,677	R$ 166,627